Research and Development incentives receivables (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development incentives receivables
Schedule of the classifications of R&D incentives receivables

	December 31,
	2024	2023

	(Euro, in thousands)
Non-current R&D incentives receivables	€132,729	€141,252
Current R&D incentives receivables	39,882	37,436
Total R&D incentives receivables	€172,611	€178,688

Schedule of maturities of non-current R&D incentives receivables

	December 31, 2024
	Maturity date
	2026	2027	2028	2029	2030-2033	Total

	(Euro, in thousands)

French non-current R&D incentives receivables - discounted value	€11,911	5,974	1,571	—	—	€19,456

Belgian non-current R&D incentives receivables - discounted value	21,447	21,088	19,113	17,884	33,741	113,273

Total non-current R&D incentives receivables - discounted value	€33,358	€27,062	20,684	17,884	33,741	€132,729